Other and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other And Intangible Assets Net Disclosure [Abstract]
Schedule of Other and Intangible Assets, Net

Other and intangible assets, net, include the following amounts (in thousands):

	December 31,
	2017	2016	Useful Life
Goodwill	$747,106	$66,826	Indefinite

Gaming licenses	$877,174	$482,074	Indefinite
Trade names	108,250	3,100	Indefinite
Trade names	6,700	6,700	1 - 3.5 years
Loyalty programs	21,820	7,700	1 - 3 years
Subtotal	1,013,944	499,574
Accumulated amortization trade names	(6,290)	(4,376)
Accumulated amortization loyalty programs	(10,838)	(7,700)
Total gaming licenses and other intangible assets	$996,816	$487,498

Non-operating real property	$18,069	$14,219

Unamortized debt issuance costs - New Revolving Credit Facility	$8,616	$—
Restricted cash	9,886	—
Other	12,130	11,406
Total other assets, net	$30,632	$11,406